Liabilities related to associates and joint ventures - Table (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Events with significant effect on the income statement
Current liabilities	$ 11,152		$ 13,845
Non-current liabilities	39,061		38,875
Total liabilities	50,213		$ 52,720
Fundao dam rupture and de-characterization of germano dam
Events with significant effect on the income statement
Balance at beginning of the period	1,700	$ 1,121
Provision increase	566	640
Payments	(169)	(149)
Present value valuation	40	79
Translation adjustment	(468)	19
Balance at end of the period	1,669	1,710
Current liabilities	709	516
Non-current liabilities	960	1,184
Total liabilities	$ 1,669	$ 1,700